BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

BNY Mellon Broad Opportunities Fund

BNY MELLON ADVANTAGE FUNDS, INC.

BNY Mellon Dynamic Total Return Fund

BNY Mellon Global Dynamic Bond Income Fund

BNY Mellon Global Real Return Fund

BNY Mellon Sustainable Balanced Fund

BNY MELLON INDEX FUNDS, INC.

BNY Mellon International Stock Index Fund

BNY Mellon S&P 500 Index Fund

BNY Mellon Smallcap Stock Index Fund

BNY MELLON INVESTMENT FUNDS II, INC.

BNY Mellon Alternative Diversifier Strategies Fund

BNY Mellon Global Emerging Markets Fund

BNY Mellon Yield Enhancement Strategy Fund

BNY MELLON INVESTMENT FUNDS III

BNY Mellon Global Equity Income Fund

BNY Mellon International Bond Fund

BNY MELLON INVESTMENT FUNDS IV, INC.

BNY Mellon Bond Market Index Fund

BNY Mellon Institutional S&P 500 Stock Index Fund

BNY Mellon Tax Managed Growth Fund

BNY MELLON INVESTMENT FUND V, INC.

BNY Mellon Diversified International Fund

BNY Mellon Global Real Estate Securities Fund

BNY MELLON MIDCAP INDEX FUND, INC.

BNY MELLON OPPORTUNITY FUNDS

BNY Mellon Strategic Beta Emerging Markets Equity Fund

BNY MELLON STOCK FUNDS

BNY Mellon International Small Cap Fund

BNY MELLON WORLDWIDE GROWTH FUND, INC.

Incorporated herein by reference is a supplement to the above-referenced funds' prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (SEC Accession No. 0000053808-20-000026).